UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of registrant as specified in charter)

4735 S. Durango Dr., Suite 105, Las Vegas, Nevada	89147
(Address of principal executive offices)	(Zip Code)

Ronald J. Tassinari, 4735 S. Durango Dr., Suite 105, Las Vegas, Nevada, 89147
(Name and address of agent for service)

Registrant’s telephone number, including area code: (702) 227-9800

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

	Name of unaffiliated user	Title of issue	Number of shares	Value at September 30, 2007	Percentage of investments at September 30, 2007

Common stock:
	Candidates on Demand Group, Inc.	Common stock	100	$4,100,000	34.4%
	Genius Products, Inc. (GNPI.OB)	Common stock	75,000	203,000	1.7%
	Genius Products, Inc. (held in escrow)	Common stock	600,000	1,620,000	13.6%

				5,923,000	49.7%

Warrants:
	Genius Products, Inc.	$2.56 warrants	250,000	385,000	3.2%
	Genius Products, Inc.	$2.78 warrants	700,000	1,029,000	8.6%

				1,414,000	11.8%

Other:
	Border Grill Las Vegas, LLC	Member shares		4,600,000	38.5%

				$11,937,000	100.0%
_______________________

On September 14, 2007, American Vantage Companies (with its controlled subsidiaries, collectively, the “Company”) acquired all of the outstanding common stock of Candidates on Demand Group, Inc. (“CODGI”) and began operating CODGI effective September 14, 2007. CODGI is a national recruiting and temporary placement firm headquartered in New York City. The acquisition of CODGI also includes COD Consulting Services, Inc., DealSplit, Inc. and The Candidate Report Card Group, Inc.

The September 30, 2007 valuation is based on an independent assessment performed by an investment banking firm.

Item 2. Controls and Procedures.

The Company maintains disclosure controls and procedures (as such term is defined in Rule 31a-3(c) promulgated under the Investment Company Act of 1940 (the “Act”)) that are designed to ensure that information required to be disclosed in its reports filed pursuant to the Act is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to management to allow timely decisions regarding required disclosure.

An evaluation was performed, as of September 30, 2007, under the supervision and with the participation of the Company’s management, including its President and Chief Executive Officer and Chief Accounting Officer, of the effectiveness of the design and operation of the Company’s disclosure controls and procedures, as defined in Rule 30a-3(c) promulgated under the Act and Rules 13a-15(b) or 15d-15(b) promulgated under the Securities Exchange Act of 1934. Based on such evaluation, the Company’s management concluded that the Company’s disclosure controls and procedures were effective to ensure that information the Company is required to disclose in reports that the Company’s files or submits under the Act are recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to the Company’s management, including the President and Chief Executive Officer and Chief Accounting Officer, as appropriate, to allow timely decisions regarding required disclosure.

There has been no change in the Company’s internal controls over financial reporting that occurred during the third fiscal quarter of 2007 that has materially affected, or is reasonably likely to materially affect, the Company’s internal controls over financial reporting. We are evaluating and intend to adjust the internal controls and procedures of CODGI to conform with the disclosure controls and procedures of the Company.

Item 3. Exhibits

(a)	Exhibits

(1)	Certification of Ronald J. Tassinari pursuant to Investment Company Act Rule 30a-2(a) **

(2)	Certification of Anna M. Morrison pursuant to Investment Company Act Rule 30a-2(a) **

___________________
** Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN VANTAGE COMPANIES

Dated: November 27, 2007	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated: November 27, 2007	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari,
President and Chief Executive Officer (Principal Executive Officer)

Dated: November 27, 2007	By:	/s/ Anna M. Morrison
Anna M. Morrison,
Chief Accounting Officer (Principal Financial Officer)